Cash Flow Information (CommScope Holding Company, Inc. [Member])	12 Months Ended
Dec. 31, 2013
CommScope Holding Company, Inc. [Member]
Cash Flow Information

5. Cash Flow Information

During the years ended December 31, 2013 and 2012 and the period from January 15 – December 31, 2011, the Parent Company acquired treasury stock as a result of stock option exercises, which resulted in noncash financing activities of $279, $2,734 and $3,590 respectively.